DERIVATIVES AND FINANCIAL INSTRUMENTS (Schedule of Maximum Credit Exposure of Financial Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [abstract]
Third party trade receivables (Note 17)	$ 17,242	$ 18,340
Finance lease income receivable (Note 17)	1,185	1,330
Cash & cash equivalents (Note 18)	23,564	77,109	$ 101,953	$ 9,102
Short-term investments (Note 19)	34,043
Total maximum credit exposure	$ 76,034	$ 96,779